DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Location of Assets and Liabilities Within the Consolidated Balance Sheets (Details) - Not Designated as Hedging Instruments - USD ($)
$ in Thousands
	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	$ 54,578	$ 10,956
Liability Derivatives	224,663	91,981
Prepaid forward contracts | Current derivative contracts
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	54,578	352
Liability Derivatives	54,578	13,158
Prepaid forward contracts | Long-term derivative contracts
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	0	10,604
Liability Derivatives	52,488	0
Interest Rate Swap | Long-term liabilities under derivative contracts
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	0	0
Liability Derivatives	$ 69,271	$ 78,823